Tax situation - Effect of temporary differences (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets [Abstract]
Deferred tax assets	$ 131,863	$ 106,170
Deferred tax liability [Abstract]
Deferred Tax Liabilities, Net	30,414	32,421
Sociedad Minera Cerro Verde S.A.A.
Deferred tax assets [Abstract]
Deferred tax assets	250,795	217,173	$ 195,293
Deferred tax liability [Abstract]
Deferred Tax Liabilities, Net	705,532	702,248	617,650
Deferred tax liabilities before supplementary retirement fund	454,737	485,075	422,357
Supplementary Retirement Fund [Abstract]
Supplementary retirement fund, deferred liability	5,414	5,716	4,965
Total Deferred Income Tax Liabilities, Net	460,151	490,791	427,322
Sociedad Minera Cerro Verde S.A.A. | Provision For Remediation And Mine Closure [Member]
Deferred tax assets [Abstract]
Deferred tax assets	29,762	25,348	22,620
Sociedad Minera Cerro Verde S.A.A. | Unpaid Vacations [Member]
Deferred tax assets [Abstract]
Deferred tax assets	9,031	10,031	10,078
Sociedad Minera Cerro Verde S.A.A. | Provision For Mining Taxes Deferred Tax Assets [Member]
Deferred tax assets [Abstract]
Deferred tax assets	4,335	5,200	11,604
Sociedad Minera Cerro Verde S.A.A. | Cost of net asset for the construction of the tailing dam [Member]
Deferred tax assets [Abstract]
Deferred tax assets	193,378	163,975	139,635
Sociedad Minera Cerro Verde S.A.A. | Leases
Deferred tax assets [Abstract]
Deferred tax assets	3,007	1,867	709
Sociedad Minera Cerro Verde S.A.A. | Other Provisions [Member]
Deferred tax assets [Abstract]
Deferred tax assets	11,282	10,752	10,647
Sociedad Minera Cerro Verde S.A.A. | Difference In Depreciation Method Deferred Tax Liabilities [Member]
Deferred tax liability [Abstract]
Deferred Tax Liabilities, Net	537,588	557,626	529,124
Sociedad Minera Cerro Verde S.A.A. | Stripping Activity Asset [Member]
Deferred tax liability [Abstract]
Deferred Tax Liabilities, Net	126,744	80,569	59,673
Sociedad Minera Cerro Verde S.A.A. | Difference In Valuation Of Inventories Deferred Tax Liabilities [Member]
Deferred tax liability [Abstract]
Deferred Tax Liabilities, Net	29,831	28,386	24,960
Sociedad Minera Cerro Verde S.A.A. | Debt Issuance Costs [Member]
Deferred tax liability [Abstract]
Deferred Tax Liabilities, Net	547	763	28
Sociedad Minera Cerro Verde S.A.A. | Embedded derivatives for price adjustment of copper concentrate and cathode
Deferred tax liability [Abstract]
Deferred Tax Liabilities, Net	$ 10,822	$ 34,904	$ 3,865